Expense Example {- Franklin Gold and Precious Metals Fund} - Franklin Gold and Precious Metals Fund-20 - Franklin Gold and Precious Metals Fund	Jan. 04, 2021 USD ($)
Class A
Expense Example:
1 year	$ 640
3 years	830
5 years	1,036
10 years	1,630
Class C
Expense Example:
1 year	271
3 years	530
5 years	913
10 years	1,987
Class R6
Expense Example:
1 year	57
3 years	214
5 years	385
10 years	879
Advisor Class
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	$ 847